Taxation (Details) - Schedule of rollforward of valuation allowance	12 Months Ended
Dec. 31, 2022 USD ($)
Rollforward of valuation allowance
Beginning balance	$ 17,793,194
Allowance made during the year	2,666,584
Effect of exchange rate differences	(1,418,301)
Ending balance	$ 19,041,477